Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	$ 20,010	$ 19,836
Less: Accumulated depreciation, excluding underlying asset	14,343	13,728
Property, plant, and equipment, excluding underlying asset	5,668	6,108	$ 5,785
Rental machines	74	265
Less: Accumulated depreciation - rental machines	48	168
Rental machines - net	27	97
Property, plant and equipment - net (Note M)	5,694	6,205
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	224	234
Buildings and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	6,049	6,407
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	10,515	9,840
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant, and equipment, excluding underlying asset - gross	$ 3,222	$ 3,354